JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9%	Shares	Value
Advertising - 0.1%
Omnicom Group, Inc.	491	$37,394
Trade Desk, Inc. - Class A (a)	1,136	60,924
		98,318

Aerospace & Defense - 2.1%
Axon Enterprise, Inc. (a)	177	108,554
Boeing Co. (a)	1,957	358,601
General Dynamics Corp.	690	187,763
General Electric Co.	2,803	564,917
HEICO Corp.	241	60,433
Howmet Aerospace, Inc.	1,000	138,580
L3Harris Technologies, Inc.	475	104,509
Lockheed Martin Corp.	626	299,071
Northrop Grumman Corp.	370	180,005
RTX Corp.	3,527	444,861
Textron, Inc.	444	31,244
TransDigm Group, Inc.	137	193,591
		2,672,129

Agricultural & Farm Machinery - 0.2%
Deere & Co.	648	300,387

Agricultural Products & Services - 0.1%
Archer-Daniels-Midland Co.	1,464	69,906

Air Freight & Logistics - 0.3%
Expeditors International of Washington, Inc.	352	38,688
FedEx Corp.	573	120,519
United Parcel Service, Inc. - Class B	1,929	183,834
		343,041

Apparel Retail - 0.4%
Burlington Stores, Inc. (a)	149	33,531
Ross Stores, Inc.	818	113,702
TJX Cos., Inc.	2,835	364,808
		512,041

Apparel, Accessories & Luxury Goods - 0.1%
Lululemon Athletica, Inc. (a)	306	82,856

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Application Software - 3.2%
Adobe, Inc. (a)	1,129	$423,352
ANSYS, Inc. (a)	212	68,239
AppLovin Corp. - Class A (a)	554	149,198
Atlassian Corp. - Class A (a)	399	91,096
Autodesk, Inc. (a)	554	151,934
Bentley Systems, Inc. - Class B	349	15,004
Cadence Design Systems, Inc. (a)	702	209,013
Datadog, Inc. - Class A (a)	778	79,480
Dynatrace, Inc. (a)	746	35,040
Fair Isaac Corp. (a)	58	115,401
HubSpot, Inc. (a)	118	72,157
Intuit, Inc.	732	459,308
MicroStrategy, Inc. - Class A (a)	615	233,768
Palantir Technologies, Inc. - Class A (a)	5,491	650,354
PTC, Inc. (a)	308	47,731
Roper Technologies, Inc.	271	151,782
Salesforce, Inc.	2,513	675,268
Synopsys, Inc. (a)	393	180,391
Tyler Technologies, Inc. (a)	101	54,873
Workday, Inc. - Class A (a)	555	135,975
Zoom Communications, Inc. - Class A (a)	675	52,340
		4,051,704

Asset Management & Custody Banks - 1.0%
Ameriprise Financial, Inc.	236	111,161
Ares Management Corp. - Class A	471	71,842
Bank of New York Mellon Corp.	1,852	148,919
Blackrock, Inc.	369	337,362
Blackstone, Inc.	1,868	246,034
Carlyle Group, Inc.	639	24,691
KKR & Co., Inc.	1,757	200,772
Northern Trust Corp.	472	44,359
State Street Corp.	734	64,665
T Rowe Price Group, Inc.	550	48,703
		1,298,508

Automobile Manufacturers - 1.8%
Ford Motor Co.	10,590	106,006
General Motors Co.	2,582	116,810
Tesla, Inc. (a)	7,354	2,075,004
		2,297,820

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Automotive Retail - 0.3%
AutoZone, Inc. (a)	41	$154,267
Carvana Co. (a)	305	74,527
O'Reilly Automotive, Inc. (a)	141	199,543
		428,337

Biotechnology - 1.9%
AbbVie, Inc.	4,733	923,408
Alnylam Pharmaceuticals, Inc. (a)	320	84,237
Amgen, Inc.	1,393	405,252
Biogen, Inc. (a)	373	45,163
Gilead Sciences, Inc.	3,354	357,335
Incyte Corp. (a)	482	30,202
Moderna, Inc. (a)	831	23,717
Natera, Inc. (a)	330	49,807
Regeneron Pharmaceuticals, Inc.	291	174,239
Vertex Pharmaceuticals, Inc. (a)	660	336,270
		2,429,630

Broadcasting - 0.0%(b)
Fox Corp. - Class A	876	43,616

Broadline Retail - 3.7%
Amazon.com, Inc. (a)	25,137	4,635,765
eBay, Inc.	1,204	82,065
		4,717,830

Building Products - 0.5%
Builders FirstSource, Inc. (a)	281	33,616
Carlisle Cos., Inc.	104	39,466
Carrier Global Corp.	2,086	130,458
Johnson Controls International PLC	1,711	143,553
Lennox International, Inc.	76	41,553
Trane Technologies PLC	581	222,703
		611,349

Cable & Satellite - 0.3%
Charter Communications, Inc. - Class A (a)	227	88,952
Comcast Corp. - Class A	10,058	343,984
		432,936

Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	187	24,418

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Cargo Ground Transportation - 0.1% (Continued)
Old Dominion Freight Line, Inc.	451	$69,129
XPO, Inc. (a)	288	30,563
		124,110

Casinos & Gaming - 0.1%
DraftKings, Inc. - Class A (a)	1,218	40,547
Las Vegas Sands Corp.	934	34,250
		74,797

Commodity Chemicals - 0.1%
Dow, Inc.	1,675	51,238
LyondellBasell Industries NV - Class A	573	33,355
Westlake Corp.	24	2,218
		86,811

Communications Equipment - 0.8%
Arista Networks, Inc. (a)	2,684	220,813
Cisco Systems, Inc.	10,861	627,005
Motorola Solutions, Inc.	423	186,285
		1,034,103

Computer & Electronics Retail - 0.0%(b)
Best Buy Co., Inc.	497	33,145

Construction & Engineering - 0.1%
EMCOR Group, Inc.	106	42,474
Quanta Services, Inc.	364	106,539
		149,013

Construction Machinery & Heavy Transportation Equipment - 0.6%
Caterpillar, Inc.	1,234	381,639
Cummins, Inc.	351	103,138
PACCAR, Inc.	1,290	116,371
Westinghouse Air Brake Technologies Corp.	601	111,029
		712,177

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	143	74,929
Vulcan Materials Co.	329	86,307
		161,236

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Consumer Electronics - 0.1%
Garmin Ltd.	385	$71,945

Consumer Finance - 0.7%
American Express Co.	1,869	497,920
Capital One Financial Corp.	971	175,032
Discover Financial Services	627	114,534
SoFi Technologies, Inc. (a)	2,799	35,016
Synchrony Financial	968	50,288
		872,790

Consumer Staples Merchandise Retail - 2.1%
Costco Wholesale Corp.	1,325	1,317,712
Dollar General Corp.	550	51,530
Dollar Tree, Inc. (a)	544	44,483
Target Corp.	1,153	111,495
Walmart, Inc.	11,387	1,107,386
		2,632,606

Copper - 0.1%
Freeport-McMoRan, Inc.	3,611	130,104

Data Processing & Outsourced Services - 0.1%
Broadridge Financial Solutions, Inc.	301	72,963
SS&C Technologies Holdings, Inc.	542	40,975
		113,938

Distillers & Vintners - 0.1%
Brown-Forman Corp. - Class B	986	34,352
Constellation Brands, Inc. - Class A	406	76,141
		110,493

Distributors - 0.1%
Genuine Parts Co.	345	40,555
Pool Corp.	86	25,210
		65,765

Diversified Banks - 3.2%
Bank of America Corp.	19,820	790,422
Citigroup, Inc.	5,146	351,883
Fifth Third Bancorp	1,648	59,229
First Citizens BancShares, Inc. - Class A	22	39,141

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Diversified Banks - 3.2% (Continued)
JPMorgan Chase & Co.	7,519	$1,839,298
KeyCorp	2,864	42,502
PNC Financial Services Group, Inc.	985	158,280
US Bancorp	3,812	153,776
Wells Fargo & Co.	8,303	589,596
		4,024,127

Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	1,033	140,984
Corebridge Financial, Inc.	916	27,141
		168,125

Diversified Support Services - 0.3%
Cintas Corp.	865	183,103
Copart, Inc. (a)	2,233	136,280
		319,383

Electric Utilities - 1.5%
Alliant Energy Corp.	641	39,127
American Electric Power Co., Inc.	1,328	143,876
Constellation Energy Corp.	774	172,943
Duke Energy Corp.	1,969	240,257
Edison International	962	51,477
Entergy Corp.	1,097	91,237
Evergy, Inc.	555	38,350
Eversource Energy	919	54,662
Exelon Corp.	2,629	123,300
FirstEnergy Corp.	1,358	58,231
NextEra Energy, Inc.	5,202	347,910
NRG Energy, Inc.	476	52,160
PG&E Corp.	5,362	88,580
PPL Corp.	1,851	67,561
Southern Co.	2,866	263,357
Xcel Energy, Inc.	1,486	105,060
		1,938,088

Electrical Components & Equipment - 0.6%
AMETEK, Inc.	579	98,187
Eaton Corp. PLC	1,092	321,452
Emerson Electric Co.	1,461	153,566
Hubbell, Inc.	126	45,761
Rockwell Automation, Inc.	293	72,570

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Electrical Components & Equipment - 0.6% (Continued)
Vertiv Holdings Co. - Class A	937	$80,001
		771,537

Electronic Components - 0.3%
Amphenol Corp. - Class A	3,133	241,084
Corning, Inc.	2,191	97,237
		338,321

Electronic Equipment & Instruments - 0.1%
Keysight Technologies, Inc. (a)	436	63,394
Teledyne Technologies, Inc. (a)	112	52,195
Trimble, Inc. (a)	633	39,335
Zebra Technologies Corp. - Class A (a)	124	31,040
		185,964

Electronic Manufacturing Services - 0.1%
Jabil, Inc.	277	40,597
TE Connectivity PLC	762	111,542
		152,139

Environmental & Facilities Services - 0.4%
Republic Services, Inc.	495	124,121
Rollins, Inc.	721	41,191
Veralto Corp.	565	54,183
Waste Management, Inc.	1,002	233,827
		453,322

Fertilizers & Agricultural Chemicals - 0.1%
CF Industries Holdings, Inc.	415	32,524
Corteva, Inc.	2,101	130,241
		162,765

Financial Exchanges & Data - 1.2%
Cboe Global Markets, Inc.	245	54,341
CME Group, Inc.	1,016	281,513
Coinbase Global, Inc. - Class A (a)	505	102,459
FactSet Research Systems, Inc.	89	38,468
Intercontinental Exchange, Inc.	1,480	248,596
Moody's Corp.	442	200,279
MSCI, Inc.	177	96,484
Nasdaq, Inc.	1,058	80,630

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Financial Exchanges & Data - 1.2% (Continued)
S&P Global, Inc.	796	$398,040
		1,500,810

Food Distributors - 0.1%
Sysco Corp.	1,456	103,958

Food Retail - 0.1%
Kroger Co.	2,136	154,241

Footwear - 0.2%
Deckers Outdoor Corp. (a)	392	43,445
NIKE, Inc. - Class B	3,021	170,385
		213,830

Gas Utilities - 0.1%
Atmos Energy Corp.	397	63,770

Gold - 0.1%
Newmont Corp.	2,859	150,612

Health Care Distributors - 0.3%
Cardinal Health, Inc.	565	79,829
Cencora, Inc.	458	134,043
McKesson Corp.	311	221,677
		435,549

Health Care Equipment - 2.3%
Abbott Laboratories	4,488	586,806
Baxter International, Inc.	1,309	40,802
Becton Dickinson & Co.	734	152,004
Boston Scientific Corp. (a)	3,940	405,308
Dexcom, Inc. (a)	993	70,880
Edwards Lifesciences Corp. (a)	1,495	112,858
GE HealthCare Technologies, Inc.	1,184	83,271
Hologic, Inc. (a)	578	33,640
IDEXX Laboratories, Inc. (a)	190	82,203
Insulet Corp. (a)	170	42,889
Intuitive Surgical, Inc. (a)	918	473,504
Medtronic PLC	3,432	290,896
ResMed, Inc.	362	85,646
STERIS PLC	238	53,488

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Health Care Equipment - 2.3% (Continued)
Stryker Corp.	924	$345,502
Zimmer Biomet Holdings, Inc.	502	51,731
		2,911,428

Health Care Facilities - 0.1%
HCA Healthcare, Inc.	430	148,384

Health Care Services - 0.4%
Cigna Group	692	235,307
CVS Health Corp.	3,273	218,342
Labcorp Holdings, Inc.	203	48,925
Quest Diagnostics, Inc.	277	49,367
		551,941

Health Care Supplies - 0.1%
Align Technology, Inc. (a)	167	28,941
Cooper Cos., Inc. (a)	502	40,998
		69,939

Health Care Technology - 0.1%
Veeva Systems, Inc. - Class A (a)	378	88,335

Heavy Electrical Equipment - 0.2%
GE Vernova, Inc.	708	262,541

Home Improvement Retail - 1.0%
Home Depot, Inc.	2,510	904,830
Lowe's Cos., Inc.	1,424	318,349
		1,223,179

Homebuilding - 0.2%
DR Horton, Inc.	693	87,554
Lennar Corp. - Class A	617	67,013
NVR, Inc. (a)	7	49,880
PulteGroup, Inc.	492	50,469
		254,916

Homefurnishing Retail - 0.0%(b)
Williams-Sonoma, Inc.	298	46,032

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Hotels, Resorts & Cruise Lines - 0.9%
Airbnb, Inc. - Class A (a)	1,086	$132,405
Booking Holdings, Inc.	83	423,240
Carnival Corp. (a)	3,270	59,972
Expedia Group, Inc.	282	44,254
Hilton Worldwide Holdings, Inc.	609	137,317
Marriott International, Inc. - Class A	641	152,930
Royal Caribbean Cruises Ltd.	614	131,955
		1,082,073

Household Products - 1.3%
Church & Dwight Co., Inc.	744	73,909
Clorox Co.	372	52,936
Colgate-Palmolive Co.	2,502	230,659
Kimberly-Clark Corp.	1,009	132,966
Procter & Gamble Co.	7,272	1,182,209
		1,672,679

Human Resource & Employment Services - 0.4%
Automatic Data Processing, Inc.	1,107	332,764
Paychex, Inc.	816	120,050
		452,814

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	832	107,852

Industrial Conglomerates - 0.4%
3M Co.	1,412	196,141
Honeywell International, Inc.	1,688	355,324
		551,465

Industrial Gases - 0.5%
Air Products and Chemicals, Inc.	578	156,690
Linde PLC	1,182	535,718
		692,408

Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	341	58,192
Fortive Corp.	855	59,585
Graco, Inc.	414	33,786
IDEX Corp.	178	30,967
Illinois Tool Works, Inc.	727	174,414
Ingersoll Rand, Inc.	1,034	77,995

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Industrial Machinery & Supplies & Components - 0.8%
Nordson Corp.	125	$23,696
Otis Worldwide Corp.	1,354	130,350
Parker-Hannifin Corp.	330	199,670
Pentair PLC	417	37,834
Snap-on, Inc.	125	39,226
Stanley Black & Decker, Inc.	393	23,588
Xylem, Inc.	624	75,236
		964,539

Insurance Brokers - 0.7%
Aon PLC - Class A	546	193,715
Arthur J Gallagher & Co.	632	202,676
Brown & Brown, Inc.	596	65,918
Marsh & McLennan Cos., Inc.	1,373	309,570
Willis Towers Watson PLC	241	74,180
		846,059

Integrated Oil & Gas - 1.6%
Chevron Corp.	4,959	674,722
Exxon Mobil Corp.	12,219	1,290,693
Occidental Petroleum Corp.	2,644	104,200
		2,069,615

Integrated Telecommunication Services - 0.8%
AT&T, Inc.	19,004	526,411
Verizon Communications, Inc.	11,029	485,938
		1,012,349

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	711	103,159
ROBLOX Corp. - Class A (a)	1,440	96,552
Take-Two Interactive Software, Inc. (a)	414	96,594
		296,305

Interactive Media & Services - 6.2%
Alphabet, Inc. - Class A	25,965	4,123,242
Alphabet, Inc. - Class C	3,298	530,615
Meta Platforms, Inc. - Class A	5,749	3,156,201
Pinterest, Inc. - Class A (a)	1,473	37,297
Snap, Inc. - Class A (a)	2,843	22,630
		7,869,985

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Internet Services & Infrastructure - 0.3%
Akamai Technologies, Inc. (a)	377	$30,379
Cloudflare, Inc. - Class A (a)	773	93,363
GoDaddy, Inc. - Class A (a)	360	67,799
MongoDB, Inc. (a)	174	29,957
Snowflake, Inc. - Class A (a)	785	125,200
VeriSign, Inc. (a)	227	64,041
		410,739

Investment Banking & Brokerage - 1.1%
Charles Schwab Corp.	4,308	350,671
Goldman Sachs Group, Inc.	807	441,873
Interactive Brokers Group, Inc. - Class A	247	42,447
LPL Financial Holdings, Inc.	175	55,963
Morgan Stanley	3,201	369,459
Raymond James Financial, Inc.	467	63,998
Robinhood Markets, Inc. - Class A (a)	1,850	90,854
		1,415,265

IT Consulting & Other Services - 1.0%
Accenture PLC - Class A	1,674	500,777
Cognizant Technology Solutions Corp. - Class A	1,235	90,859
Gartner, Inc. (a)	181	76,216
International Business Machines Corp.	2,488	601,648
		1,269,500

Life & Health Insurance - 0.3%
Aflac, Inc.	1,230	133,676
MetLife, Inc.	1,368	103,106
Principal Financial Group, Inc.	565	41,895
Prudential Financial, Inc.	889	91,309
		369,986

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	728	78,333
Avantor, Inc. (a)	1,726	22,421
Danaher Corp.	1,687	336,270
Illumina, Inc. (a)	413	32,049
IQVIA Holdings, Inc. (a)	443	68,696
Mettler-Toledo International, Inc. (a)	50	53,528
Revvity, Inc.	310	28,963
Thermo Fisher Scientific, Inc.	972	416,988
Waters Corp. (a)	144	50,073

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 0.9% (Continued)
West Pharmaceutical Services, Inc.	175	$36,976
		1,124,297

Managed Health Care - 1.4%
Centene Corp. (a)	1,363	81,576
Elevance Health, Inc.	575	241,833
Humana, Inc.	305	79,983
Molina Healthcare, Inc. (a)	129	42,184
UnitedHealth Group, Inc.	3,079	1,266,824
		1,712,400

Metal, Glass & Plastic Containers - 0.0%(b)
Ball Corp.	721	37,449

Movies & Entertainment - 1.6%
Liberty Media Corp.-Liberty Formula One - Class C (a)	600	53,202
Live Nation Entertainment, Inc. (a)	394	52,185
Netflix, Inc. (a)	1,118	1,265,263
Spotify Technology SA (a)	378	232,084
Walt Disney Co.	4,710	428,375
Warner Bros Discovery, Inc. (a)	5,794	50,234
		2,081,343

Multi-Sector Holdings - 2.0%
Berkshire Hathaway, Inc. - Class B (a)	4,839	2,580,397

Multi-Utilities - 0.7%
Ameren Corp.	671	66,590
CenterPoint Energy, Inc.	1,643	63,716
CMS Energy Corp.	737	54,280
Consolidated Edison, Inc.	887	100,009
Dominion Energy, Inc.	2,137	116,210
DTE Energy Co.	505	69,185
NiSource, Inc.	1,179	46,111
Public Service Enterprise Group, Inc.	1,249	99,833
Sempra	1,639	121,728
WEC Energy Group, Inc.	781	85,535
		823,197

Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	2,688	95,155
Halliburton Co.	2,438	48,321

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Oil & Gas Equipment & Services - 0.2% (Continued)
Schlumberger NV	3,701	$123,059
		266,535

Oil & Gas Exploration & Production - 0.5%
Coterra Energy, Inc.	2,040	50,102
Devon Energy Corp.	1,682	51,150
Diamondback Energy, Inc.	492	64,949
EOG Resources, Inc.	1,501	165,605
EQT Corp.	1,604	79,302
Expand Energy Corp.	564	58,600
Hess Corp.	766	98,852
Texas Pacific Land Corp.	54	69,599
		638,159

Oil & Gas Refining & Marketing - 0.3%
Marathon Petroleum Corp.	857	117,760
Phillips 66	1,102	114,674
Valero Energy Corp.	886	102,856
		335,290

Oil & Gas Storage & Transportation - 0.6%
Cheniere Energy, Inc.	602	139,128
Kinder Morgan, Inc.	5,295	139,258
ONEOK, Inc.	1,700	139,672
Targa Resources Corp.	584	99,806
Williams Cos., Inc.	3,316	194,218
		712,082

Other Specialty Retail - 0.1%
Tractor Supply Co.	1,324	67,021
Ulta Beauty, Inc. (a)	109	43,125
		110,146

Packaged Foods & Meats - 0.5%
Hershey Co.	442	73,898
Hormel Foods Corp.	870	26,013
Kellanova	903	74,741
Kraft Heinz Co.	3,671	106,826
McCormick & Co., Inc.	776	59,488
Mondelez International, Inc. - Class A	4,001	272,588
The Campbell's Co.	603	21,986

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Packaged Foods & Meats - 0.5% (Continued)
Tyson Foods, Inc. - Class A	859	$52,605
		688,145

Paper & Plastic Packaging Products & Materials - 0.2%
Amcor PLC	3,802	34,978
Avery Dennison Corp.	189	32,340
International Paper Co.	1,303	59,521
Packaging Corp. of America	207	38,421
Smurfit WestRock PLC	1,279	53,744
		219,004

Passenger Airlines - 0.1%
Delta Air Lines, Inc.	1,676	69,772
Southwest Airlines Co.	1,406	39,312
United Airlines Holdings, Inc. (a)	826	56,845
		165,929

Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (a)	5,070	410,721

Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	550	32,978
Kenvue, Inc.	5,728	135,181
		168,159

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	5,417	271,933
Eli Lilly & Co.	2,010	1,806,890
Johnson & Johnson	6,452	1,008,512
Merck & Co., Inc.	6,769	576,719
Pfizer, Inc.	14,784	360,877
Viatris, Inc.	3,027	25,487
Zoetis, Inc.	1,162	181,737
		4,232,155

Property & Casualty Insurance - 1.2%
Allstate Corp.	659	130,739
American International Group, Inc.	1,530	124,726
Arch Capital Group Ltd.	911	82,610
Chubb Ltd.	1,101	314,974
Cincinnati Financial Corp.	381	53,039
Erie Indemnity Co. - Class A	59	21,159

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 1.2% (Continued)
Hartford Insurance Group, Inc.	708	$86,850
Loews Corp.	432	37,511
Markel Group, Inc. (a)	29	52,739
Progressive Corp.	1,472	414,721
Travelers Cos., Inc.	570	150,554
W R Berkley Corp.	741	53,122
		1,522,744

Rail Transportation - 0.5%
CSX Corp.	4,778	134,118
Norfolk Southern Corp.	571	127,933
Union Pacific Corp.	1,528	329,528
		591,579

Real Estate Services - 0.2%
CBRE Group, Inc. - Class A (a)	761	92,979
CoStar Group, Inc. (a)	1,037	76,915
Zillow Group, Inc. - Class C (a)	519	34,944
		204,838

Regional Banks - 0.3%
Citizens Financial Group, Inc.	1,096	40,431
Huntington Bancshares, Inc.	3,649	53,020
M&T Bank Corp.	404	68,583
Regions Financial Corp.	2,278	46,494
Truist Financial Corp.	3,297	126,407
		334,935

Reinsurance - 0.0%(b)
Everest Group Ltd.	77	27,630

Research & Consulting Services - 0.3%
Booz Allen Hamilton Holding Corp.	313	37,566
Equifax, Inc.	309	80,380
Jacobs Solutions, Inc.	317	39,245
Leidos Holdings, Inc.	326	47,981
TransUnion	490	40,650
Verisk Analytics, Inc.	359	106,418
		352,240

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Restaurants - 1.1%
Chipotle Mexican Grill, Inc. (a)	3,396	$171,566
Darden Restaurants, Inc.	322	64,606
Domino's Pizza, Inc.	83	40,701
DoorDash, Inc. - Class A (a)	867	167,236
McDonald's Corp.	1,849	591,033
Starbucks Corp.	2,861	229,023
Yum! Brands, Inc.	715	107,564
		1,371,729

Semiconductor Materials & Equipment - 0.7%
Applied Materials, Inc.	2,179	328,397
Entegris, Inc.	381	30,145
KLA Corp.	341	239,617
Lam Research Corp.	3,479	249,340
Teradyne, Inc.	401	29,758
		877,257

Semiconductors - 9.4%
Advanced Micro Devices, Inc. (a)	4,217	410,525
Analog Devices, Inc.	1,278	249,108
Broadcom, Inc.	12,351	2,377,197
First Solar, Inc. (a)	311	39,130
Intel Corp.	11,622	233,602
Marvell Technology, Inc.	2,243	130,924
Microchip Technology, Inc.	1,373	63,268
Micron Technology, Inc.	3,264	251,165
Monolithic Power Systems, Inc.	112	66,427
NVIDIA Corp.	65,301	7,112,585
ON Semiconductor Corp. (a)	1,092	43,352
QUALCOMM, Inc.	2,873	426,525
Skyworks Solutions, Inc.	396	25,455
Texas Instruments, Inc.	2,358	377,398
		11,806,661

Soft Drinks & Non-alcoholic Beverages - 1.4%
Coca-Cola Co.	13,187	956,717
Keurig Dr Pepper, Inc.	3,806	131,649
Monster Beverage Corp. (a)	2,062	123,967
PepsiCo, Inc.	4,346	589,231
		1,801,564

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Specialty Chemicals - 0.5%
DuPont de Nemours, Inc.	1,088	$71,797
Ecolab, Inc.	653	164,184
International Flavors & Fragrances, Inc.	649	50,921
PPG Industries, Inc.	587	63,901
RPM International, Inc.	318	33,946
Sherwin-Williams Co.	594	209,634
		594,383

Steel - 0.1%
Nucor Corp.	556	66,370
Reliance, Inc.	124	35,741
Steel Dynamics, Inc.	350	45,398
		147,509

Systems Software - 7.9%
Crowdstrike Holdings, Inc. - Class A (a)	616	264,184
Fortinet, Inc. (a)	1,664	172,657
Gen Digital, Inc.	1,450	37,511
Microsoft Corp.	20,056	7,927,335
Oracle Corp.	4,428	623,108
Palo Alto Networks, Inc. (a)	1,743	325,819
ServiceNow, Inc. (a)	551	526,210
Zscaler, Inc. (a)	233	52,698
		9,929,522

Technology Distributors - 0.0%(b)
CDW Corp.	340	54,590

Technology Hardware, Storage & Peripherals - 6.9%
Apple, Inc.	38,878	8,261,575
Dell Technologies, Inc. - Class C	833	76,436
Hewlett Packard Enterprise Co.	3,399	55,132
HP, Inc.	2,455	62,774
NetApp, Inc.	511	45,862
Pure Storage, Inc. - Class A (a)	765	34,700
Seagate Technology Holdings PLC	549	49,976
Super Micro Computer, Inc. (a)	1,329	42,342
Western Digital Corp. (a)	895	39,255
		8,668,052

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

COMMON STOCKS - 97.9% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 0.3%
Fastenal Co.	1,443	$116,840
Ferguson Enterprises, Inc.	481	81,606
United Rentals, Inc.	153	96,612
Watsco, Inc.	82	37,707
WW Grainger, Inc.	107	109,601
		442,366

Transaction & Payment Processing Services - 2.9%
Affirm Holdings, Inc. (a)	664	33,041
Block, Inc. (a)	1,378	80,572
Corpay, Inc. (a)	160	52,059
Fidelity National Information Services, Inc.	1,380	108,854
Fiserv, Inc. (a)	1,456	268,734
Global Payments, Inc.	616	47,007
Mastercard, Inc. - Class A	2,206	1,209,020
PayPal Holdings, Inc. (a)	2,487	163,744
Toast, Inc. - Class A (a)	1,121	39,885
Visa, Inc. - Class A	4,623	1,597,247
		3,600,163

Water Utilities - 0.1%
American Water Works Co., Inc.	491	72,182

Wireless Telecommunication Services - 0.2%
T-Mobile US, Inc.	1,201	296,587
TOTAL COMMON STOCKS (Cost $116,275,180)		123,542,249

REAL ESTATE INVESTMENT TRUSTS - 1.9%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	874	140,312
Equinix, Inc.	247	212,605
		352,917

Health Care REITs - 0.3%
Alexandria Real Estate Equities, Inc.	422	30,662
Ventas, Inc.	1,101	77,158
Welltower, Inc.	1,605	244,907
		352,727

Industrial REITs - 0.2%
Prologis, Inc.	2,326	237,717

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 1.9% (CONTINUED)	Shares	Value
Multi-Family Residential REITs - 0.2%
AvalonBay Communities, Inc.	353	$74,123
Equity Residential	944	66,325
Essex Property Trust, Inc.	150	41,873
Mid-America Apartment Communities, Inc.	292	46,618
UDR, Inc.	833	34,886
		263,825

Other Specialized REITs - 0.1%
Gaming and Leisure Properties, Inc.	657	31,444
Iron Mountain, Inc.	725	65,011
VICI Properties, Inc.	2,652	84,917
		181,372

Retail REITs - 0.2%
Realty Income Corp.	2,249	130,127
Simon Property Group, Inc.	819	128,894
		259,021

Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	512	75,018
Public Storage	390	117,168
		192,186

Single-Family Residential REITs - 0.1%
Invitation Homes, Inc.	1,533	52,413
Sun Communities, Inc.	315	39,196
		91,609

Telecom Tower REITs - 0.3%
American Tower Corp.	1,174	264,631
Crown Castle, Inc.	1,097	116,019
SBA Communications Corp.	250	60,850
		441,500

Timber REITs - 0.0%(b)
Weyerhaeuser Co.	1,816	47,053
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,384,257)		2,419,927

JLENS 500 JEWISH ADVOCACY U.S. ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS - 0.2%	Shares	Value
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.25% (c)	194,093	$194,093
TOTAL SHORT-TERM INVESTMENTS (Cost $194,093)		194,093

TOTAL INVESTMENTS - 100.0% (Cost $118,853,530)		$126,156,269
Other Assets in Excess of Liabilities - 0.0% (b)		52,850
TOTAL NET ASSETS - 100.0%		$126,209,119

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	The rate shown represents the 7-day annualized effective yield as of April 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

JLENS 500 JEWISH ADVOCACY U.S. ETF

Summary of Fair Value Disclosures as of April 30, 2025 (Unaudited)

JLens 500 Jewish Advocacy U.S. ETF (the “Fund”) has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of April 30, 2025:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$123,542,249	$—	$—	$123,542,249
Real Estate Investment Trusts	2,419,927	—	—	2,419,927
Money Market Funds	194,093	—	—	194,093
Total Investments	$126,156,269	$—	$—	$126,156,269

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the fiscal period ended April 30, 2025, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.